Intangible assets (Tables)	12 Months Ended
Mar. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Other intangible assets
	March 31,
	2016	2017
	$ in thousands	$ in thousands

Cost	6,159	5,740
Less: accumulated amortization	(2,867)	(2,955)

	3,292	2,785

Components of other intangible assets
	March 31,
	2016	2017
	$ in thousands	$ in thousands

Land use right of factory land in Shenzhen, Guangdong, PRC	1,599	1.326
Land use right of factory land in Xinxing, Guangdong, PRC	1,652	1,459
Golf club membership	41	-

	3,292	2,785

Schedule of amortization expenses
Year ending March 31,	$ in thousands

2018	265
2019	265
2020	265
2021	265
2022	265
Thereafter	1,460

Total	2,785